INVENTORIES (Schedule of inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Raw materials and consumables	$ 10,556	$ 10,345
Work-in-progress	8,239	7,236
Finished goods	11,564	15,224
Total inventories	$ 30,359	$ 32,805